Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Quantitative Master Series LLC
Entity Central Index Key	0001025836
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Master Small Cap Index Series
Shareholder Report [Line Items]
Fund Name	Master Small Cap Index Series
Class Name	Master Small Cap Index Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Master Small Cap Index Series (the “Series”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series, which is included within the iShares Russell 2000 Small-Cap Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the
Series
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Series name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Master Small Cap Index Series	$ 1	0.02% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02% [1]
Net Assets	$ 6,001,381,204
Holdings Count | Holding	2,118
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Series statistics
Net Assets	$ 6,001,381,204
Number of Portfolio Holdings	2,118
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Series invest in?
(as of June 30, 2026)
Sector allocation
Sector (a)	Percent of Net Assets
Health Care	19.8%
Financials	17.7%
Industrials	14.7%
Information Technology	14.2%
Consumer Discretionary	9.2%
Energy	5.7%
Real Estate	5.7%
Materials	4.2%
Utilities	2.7%
Communication Services	2.4%
Other*	2.0%
Short-Term Securities	11.0%
Liabilities in Excess of Other Assets	(9.3)
Ten largest holdings
Security (b)(c)	Percent of Net Assets
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Series for compliance purposes.
(b)	Excludes underlying investments in equity swaps.
(c)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (b)(c)	Percent of Net Assets
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%
(b)	Excludes underlying investments in equity swaps.
(c)	Excludes short-term securities.

[1]	Annualized.